12 Months Ended
Apr. 20, 2015

iShares®

iShares Trust

Supplement dated August 24, 2015

to each Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") for the

iShares FactorSelect™ MSCI USA Small-Cap ETF (SMLF),

iShares FactorSelect™ MSCI USA ETF (LRGF),

iShares FactorSelect™ MSCI Intl Small-Cap ETF (ISCF),

iShares FactorSelect™ MSCI International ETF (INTF) and

iShares FactorSelect™ MSCI Global ETF (ACWF)

(each, a "Fund" and together, the "Funds")

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus, Summary Prospectus and SAI for each Fund.

The following Underlying Index name changes will take effect on August 24, 2015.

Current Underlying Index Names	New Underlying Index Names
MSCI USA Small Cap Diversified Multi-Factor Index	MSCI USA Small Cap Diversified Multiple-Factor Index
MSCI USA Diversified Multi-Factor Index	MSCI USA Diversified Multiple-Factor Index
MSCI World ex USA Small Cap Diversified Multi-Factor Index	MSCI World ex USA Small Cap Diversified Multiple-Factor Index
MSCI World ex USA Diversified Multi-Factor Index	MSCI World ex USA Diversified Multiple-Factor Index
MSCI ACWI Diversified Multi-Factor Index	MSCI ACWI Diversified Multiple-Factor Index

If you have additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.